NATURE OF OPERATIONS (Details) - Newrange Gold Corp [Member] $ in Millions	Nov. 01, 2021 CAD ($)
Disclosure Of Nature Of Operations [Line Items]
Purchase price	$ 1.0
Interest	100.00%